2. Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Roll Forward Of Deferred Financing Cost
	Three Months Ended March 31, 2015	Year Ended December 31, 2014	Three Months Ended March 31, 2014

Deferred financing costs, beginning balance	$737	$669	$669
Additions	14	68	17

Deferred financing costs, ending balance	$751	$737	$686

Less accumulated amortization	(164)	(107)	(32)

Deferred financing costs, net	$587	$630	$654

	2014	2013
Deferred financing costs, beginning balance	$669	$598
Additions	68	82
Write-offs	–	(11)
Deferred financing costs, ending balance	$737	$669
Less accumulated amortization	(107)	(20)
Deferred financing costs, net	$630	$649

RollForward Of Accumulated Amortization Of Deferred Financing Costs
	Three Months Ended March 31, 2015	Year Ended December 31, 2014	Three Months Ended March 31, 2014

Accumulated amortization, beginning balance	$107	$20	$20
Additions	57	87	12

Accumulated amortization, ending balance	$164	$107	$32

	2014	2013
Accumulated amortization, beginning balance	$20	$2
Additions	87	18
Accumulated amortization, ending balance	$107	$20